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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     January 15, 2013
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $1,327,450 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 12/31/12

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                                                                                       INVEST-
                        TITLE                                                             MENT
                           OF                VALUE     VALUE     SHRS OR  SH /  PUT /  DISCRE-     OTHER         VOTING AUTHORITY
NAME OF ISSUER          CLASS    CUSIP        (X$)  (X$1000)     PRN AMT   PRN   CALL     TION  MANAGERS        SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC
CLS'A'USD0.0000225     EQUITY  B4BNMY3  16,791,250    16,791     252,500    SH            SOLE      NONE     252,500
AMER TOWER CORP
COM NEW USD0.01        EQUITY  B7FBFL2  58,161,720    58,162     753,000    SH            SOLE      NONE     753,000
AMERISOURCEBERGEN
COM STK USD0.01        EQUITY  2795393  27,045,965    27,046     626,354    SH            SOLE      NONE     626,354
AMGEN INC
COM USD0.0001          EQUITY  2023607  35,317,150    35,317     409,000    SH            SOLE      NONE     409,000
APACHE CORP
COM USD0.625           EQUITY  2043962  16,206,826    16,207     206,509    SH            SOLE      NONE     206,509
APPLE INC
COM NPV                EQUITY  2046251  52,443,837    52,444      98,390    SH            SOLE      NONE      98,390
BAIDU INC ADS EACH
REP 0.10 ORD CLS'A     EQUITY  B0FXT17  15,635,211    15,635     155,900    SH            SOLE      NONE     155,900
BORG WARNER INC
COM USD0.01            EQUITY  2111955  33,288,976    33,289     464,800    SH            SOLE      NONE     464,800
                     CONVERT-
BPZ RESOURCES INC        IBLE
6.5% NTS 01/03/15 USD    BOND  2BTBMK3  11,037,226    11,037  12,448,000    SH            SOLE      NONE  12,448,000
CERNER CORP
COM USD0.01            EQUITY  2185284  28,738,626    28,739     370,200    SH            SOLE      NONE     370,200
COACH INC
COM USD0.01            EQUITY  2646015  46,292,576    46,293     833,800    SH            SOLE      NONE     833,800
CUMMINS INC
COM USD2.50            EQUITY  2240202  28,051,815    28,052     258,900    SH            SOLE      NONE     258,900
CVS CAREMARK
CORP COM STK USD0.01   EQUITY  2577609  53,835,810    53,836   1,113,000    SH            SOLE      NONE   1,113,000
DANAHER CORP
COM USD0.01            EQUITY  2250870  44,657,712    44,658     798,600    SH            SOLE      NONE     798,600
DAVITA HEALTHCARE
COM USD0.001           EQUITY  2898087  26,517,600    26,518     240,000    SH            SOLE      NONE     240,000
ENTERPRISE PRODS P
COM UNITS REP
LIM PART INT           EQUITY  2285388  62,575,000    62,575   1,250,000    SH            SOLE      NONE   1,250,000
EXPRESS SCRIPTS HO
COM USD0.01            EQUITY  B7QQYV9  54,460,044    54,460   1,008,893    SH            SOLE      NONE   1,008,893
GOOGLE INC COM
USD0.001 CL'A'         EQUITY  B020QX2  26,455,398    26,455      37,300    SH            SOLE      NONE      37,300
INTEROIL CORP
COM NPV                EQUITY  B02SJF9  23,300,823    23,301     419,986    SH            SOLE      NONE     419,986
MARSH &
MCLENNAN COM USD1      EQUITY  2567741  20,210,790    20,211     586,500    SH            SOLE      NONE     586,500
MATTEL INC
COM USD1               EQUITY  2572303  47,025,545    47,026   1,284,500    SH            SOLE      NONE   1,284,500
MICROSOFT CORP COM
USD0.00000625          EQUITY  2588173  36,548,150    36,548   1,367,820    SH            SOLE      NONE   1,367,820
MONSANTO COM
STK USD0.01            EQUITY  2654320  31,755,075    31,755     335,500    SH            SOLE      NONE     335,500
MOSAIC CO
COM USD0.01            EQUITY  B3NPHP6  23,570,538    23,571     416,220    SH            SOLE      NONE     416,220
OCEANEERING INTL
COM USD0.25            EQUITY  2655583  31,905,269    31,905     593,145    SH            SOLE      NONE     593,145
PFIZER INC
COM USD0.05            EQUITY  2684703  94,222,986    94,223   3,755,400    SH            SOLE      NONE   3,755,400
PHILIP MORRIS INTL
COM STK NPV            EQUITY  B2PKRQ3  45,948,945    45,949     549,300    SH            SOLE      NONE     549,300
PLUM CREEK TMBR
CO COM USD0.01         EQUITY  2692397  23,031,570    23,032     519,431    SH            SOLE      NONE     519,431
PRAXAIR INC
COM USD0.01            EQUITY  2699291  29,338,398    29,338     268,200    SH            SOLE      NONE     268,200
QUALCOMM INC
COM USD0.0001          EQUITY  2714923  86,195,396    86,195   1,389,800    SH            SOLE      NONE   1,389,800
UNION PACIFIC
CORP COM USD2.50       EQUITY  2914734  27,358,306    27,358     217,613    SH            SOLE      NONE     217,613
UTD TECHNOLOGIES
COM USD1               EQUITY  2915500  75,752,637    75,753     923,700    SH            SOLE      NONE     923,700
VERIZON COMMUN
COM USD0.10            EQUITY  2090571  15,603,060    15,603     360,681    SH            SOLE      NONE     360,681
VISA INC COM
STK USD0.0001          EQUITY  B2PZN04  37,025,781    37,026     244,443    SH            SOLE      NONE     244,443
WELLS FARGO & CO
COM USD1 2/3           EQUITY  2649100  41,144,367    41,144   1,202,700    SH            SOLE      NONE   1,202,700
                                                ------------
                                                1,327,450.38
                                                ============

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